Stock-Based Compensation Costs (Detail) (USD $)	12 Months Ended		101 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation costs	$ 1,456,776	$ 722,811	$ 5,127,991
Research and development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation costs	572,741	441,983	2,559,351
General and administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation costs	$ 884,035	$ 280,828	$ 2,568,640